RELATED PARTY TRANSACTIONS - Schedule of Due to a Related Party Non-current (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Due to a Related Party Non-current (Details) [Line Items]
Due to a related party non-current	$ 81,115	$ 126,759
Zhongyang Pan [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to a Related Party Non-current (Details) [Line Items]
Due to a related party non-current	$ 81,115	$ 126,759